Income Taxes (Roll-Forward Schedule of Accrued Interest and Penalties Related to Income Taxes) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Income Taxes
Balance at beginning of fiscal year	¥ 7,273	¥ 5,842	¥ 4,047
Total interest and penalties in the consolidated statements of operations	585	4,490	2,588
Total cash settlements and foreign exchange translation	(825)	(3,059)	(793)
Balance at end of fiscal year	¥ 7,033	¥ 7,273	¥ 5,842